Employee benefit obligation - Recognized in statement of loss and comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost recognized in profit or loss
Remeasurement (gain) loss recognized in OCI	$ (58)	$ 330
Annual weighted average assumptions
Discount rate	3.38%	3.17%
Price inflation	2.00%	2.50%